Income Taxes - Schedule of Composition of Income Tax Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 76,748	¥ 25,163
Deferred tax expense	1,062	(10)
Income tax expense	¥ 77,810	¥ 25,153